Distribution Date:	07/17/26	BMO 2024-5C5 Mortgage Trust
Determination Date:	07/13/26
Next Distribution Date:	08/17/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2024-5C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell		Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4				Michael.Birajiclian@bmo.com and
					David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	8-12				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	13-14
		Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Mortgage Loan Detail (Part 2)	15-16		Attention: Executive Vice President – Division Head	(913) 253-9000	askmidlandls.com
Principal Prepayment Detail	17		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Historical Detail	18	Special Servicer	CWCapital Asset Management LLC
Delinquency Loan Detail	19		Attention: Brian Hanson		bhanson@cwcapital.com
Collateral Stratification and Historical Detail	20		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Specially Serviced Loan Detail - Part 1	21	Operating Advisor & Asset	BellOak, LLC
		Representations Reviewer
Specially Serviced Loan Detail - Part 2	22		Attention: Reporting		Reporting@belloakadvisors.com
Modified Loan Detail	23		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Historical Liquidated Loan Detail	24	Controlling Class	CMBS 4 Sub 3, LLC
		Representative
Historical Bond / Collateral Loss Reconciliation Detail	25
			-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27	Trustee	Computershare Trust Company, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05593RAA0	5.201100%	2,235,000.00	372,759.93	0.00	1,615.63	0.00	0.00	1,615.63	372,759.93	30.03%	30.00%
A-2	05593RAB8	5.462100%	69,000,000.00	69,000,000.00	0.00	314,070.75	0.00	0.00	314,070.75	69,000,000.00	30.03%	30.00%
A-3	05593RAC6	5.857400%	640,435,000.00	640,435,000.00	0.00	3,126,069.97	0.00	0.00	3,126,069.97	640,435,000.00	30.03%	30.00%
A-S	05593RAF9	6.363800%	94,042,000.00	94,042,000.00	0.00	498,720.40	0.00	0.00	498,720.40	94,042,000.00	20.76%	20.75%
B	05593RAG7	6.747521%	52,104,000.00	52,104,000.00	0.00	292,977.36	0.00	0.00	292,977.36	52,104,000.00	15.63%	15.63%
C	05593RAH5	6.879921%	41,938,000.00	41,938,000.00	0.00	240,441.77	0.00	0.00	240,441.77	41,938,000.00	11.49%	11.50%
D	05593RAL6	4.500000%	22,875,000.00	22,875,000.00	0.00	85,781.25	0.00	0.00	85,781.25	22,875,000.00	9.24%	9.25%
E-RR	05593RAN2	6.978121%	10,167,000.00	10,167,000.00	0.00	59,122.13	0.00	0.00	59,122.13	10,167,000.00	8.24%	8.25%
F-RR	05593RAQ5	6.978121%	20,333,000.00	20,333,000.00	0.00	118,238.45	0.00	0.00	118,238.45	20,333,000.00	6.23%	6.25%
G-RR	05593RAS1	6.978121%	13,979,000.00	13,979,000.00	0.00	81,289.29	0.00	0.00	81,289.29	13,979,000.00	4.85%	4.88%
J-RR*	05593RAU6	6.978121%	49,563,502.00	49,304,322.71	0.00	29,044.69	0.00	60,893.37	29,044.69	49,243,429.34	0.00%	0.00%
R	05593RAW2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,016,671,502.00	1,014,550,082.64	0.00	4,847,371.69	0.00	60,893.37	4,847,371.69	1,014,489,189.27

X-A	05593RAD4	1.159493%	711,670,000.00	709,807,759.93	0.00	685,847.34	0.00	0.00	685,847.34	709,807,759.93
X-B	05593RAE2	0.392939%	188,084,000.00	188,084,000.00	0.00	61,587.89	0.00	0.00	61,587.89	188,084,000.00
X-D	05593RAJ1	2.478121%	22,875,000.00	22,875,000.00	0.00	47,239.18	0.00	0.00	47,239.18	22,875,000.00
Notional SubTotal			922,629,000.00	920,766,759.93	0.00	794,674.41	0.00	0.00	794,674.41	920,766,759.93

Deal Distribution Total					0.00	5,642,046.10	0.00	60,893.37	5,642,046.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05593RAA0	166.78296644	0.00000000	0.72287696	0.00000000	0.00000000	0.00000000	0.00000000	0.72287696	166.78296644
A-2	05593RAB8	1,000.00000000	0.00000000	4.55175000	0.00000000	0.00000000	0.00000000	0.00000000	4.55175000	1,000.00000000
A-3	05593RAC6	1,000.00000000	0.00000000	4.88116666	0.00000000	0.00000000	0.00000000	0.00000000	4.88116666	1,000.00000000
A-S	05593RAF9	1,000.00000000	0.00000000	5.30316667	0.00000000	0.00000000	0.00000000	0.00000000	5.30316667	1,000.00000000
B	05593RAG7	1,000.00000000	0.00000000	5.62293413	0.00000000	0.00000000	0.00000000	0.00000000	5.62293413	1,000.00000000
C	05593RAH5	1,000.00000000	0.00000000	5.73326744	0.00000000	0.00000000	0.00000000	0.00000000	5.73326744	1,000.00000000
D	05593RAL6	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E-RR	05593RAN2	1,000.00000000	0.00000000	5.81510082	0.00000000	0.00000000	0.00000000	0.00000000	5.81510082	1,000.00000000
F-RR	05593RAQ5	1,000.00000000	0.00000000	5.81510107	0.00000000	0.00000000	0.00000000	0.00000000	5.81510107	1,000.00000000
G-RR	05593RAS1	1,000.00000000	0.00000000	5.81510051	0.00000000	0.00000000	0.00000000	0.00000000	5.81510051	1,000.00000000
J-RR	05593RAU6	994.77076317	0.00000000	0.58600964	5.19868269	47.45739859	0.00000000	1.22859297	0.58600964	993.54217020
R	05593RAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05593RAD4	997.38328148	0.00000000	0.96371540	0.00000000	0.00000000	0.00000000	0.00000000	0.96371540	997.38328148
X-B	05593RAE2	1,000.00000000	0.00000000	0.32744885	0.00000000	0.00000000	0.00000000	0.00000000	0.32744885	1,000.00000000
X-D	05593RAJ1	1,000.00000000	0.00000000	2.06510077	0.00000000	0.00000000	0.00000000	0.00000000	2.06510077	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	06/01/26 - 06/30/26	30	0.00	1,615.63	0.00	1,615.63	0.00	0.00	0.00	1,615.63	0.00
A-2	06/01/26 - 06/30/26	30	0.00	314,070.75	0.00	314,070.75	0.00	0.00	0.00	314,070.75	0.00
A-3	06/01/26 - 06/30/26	30	0.00	3,126,069.97	0.00	3,126,069.97	0.00	0.00	0.00	3,126,069.97	0.00
X-A	06/01/26 - 06/30/26	30	0.00	685,847.34	0.00	685,847.34	0.00	0.00	0.00	685,847.34	0.00
X-B	06/01/26 - 06/30/26	30	0.00	61,587.89	0.00	61,587.89	0.00	0.00	0.00	61,587.89	0.00
A-S	06/01/26 - 06/30/26	30	0.00	498,720.40	0.00	498,720.40	0.00	0.00	0.00	498,720.40	0.00
B	06/01/26 - 06/30/26	30	0.00	292,977.36	0.00	292,977.36	0.00	0.00	0.00	292,977.36	0.00
C	06/01/26 - 06/30/26	30	0.00	240,441.77	0.00	240,441.77	0.00	0.00	0.00	240,441.77	0.00
X-D	06/01/26 - 06/30/26	30	0.00	47,239.18	0.00	47,239.18	0.00	0.00	0.00	47,239.18	0.00
D	06/01/26 - 06/30/26	30	0.00	85,781.25	0.00	85,781.25	0.00	0.00	0.00	85,781.25	0.00
E-RR	06/01/26 - 06/30/26	30	0.00	59,122.13	0.00	59,122.13	0.00	0.00	0.00	59,122.13	0.00
F-RR	06/01/26 - 06/30/26	30	0.00	118,238.45	0.00	118,238.45	0.00	0.00	0.00	118,238.45	0.00
G-RR	06/01/26 - 06/30/26	30	0.00	81,289.29	0.00	81,289.29	0.00	0.00	0.00	81,289.29	0.00
J-RR	06/01/26 - 06/30/26	30	2,082,380.70	286,709.61	0.00	286,709.61	257,664.92	0.00	0.00	29,044.69	2,352,154.87
Totals			2,082,380.70	5,899,711.02	0.00	5,899,711.02	257,664.92	0.00	0.00	5,642,046.10	2,352,154.87

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,642,046.10
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,912,390.51	Master Servicing Fee	3,335.25
Interest Reductions due to Nonrecoverability Determination	(174,677.96)	Certificate Administrator Fee	7,592.22
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	422.73
ARD Interest	0.00	Operating Advisor Fee	1,048.37
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.37
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,737,712.55	Total Fees	12,609.93

Principal		Expenses/Reimbursements
Scheduled Principal	60,893.37	Reimbursement for Interest on Advances	767.46
Unscheduled Principal Collections		ASER Amount	66,731.13
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,557.91
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	60,893.36
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	60,893.37	Total Expenses/Reimbursements	143,949.86

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,642,046.10
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,642,046.10
Total Funds Collected	5,798,605.92	Total Funds Distributed	5,798,605.89

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,014,550,082.64	1,014,550,082.64	Beginning Certificate Balance	1,014,550,082.64
(-) Scheduled Principal Collections	60,893.37	60,893.37	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	60,893.37
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	60,893.36
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,014,489,189.27	1,014,489,189.27	Certificate Other Adjustments**	0.01
Beginning Actual Collateral Balance	1,014,570,166.87	1,014,570,166.87	Ending Certificate Balance	1,014,489,189.27
Ending Actual Collateral Balance	1,014,537,432.09	1,014,537,432.09

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	259,180.28	0.00	UC / (OC) Change	0.00
Current Period Advances	60,893.36	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	320,073.65	0.00	Net WAC Rate	6.98%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$4,999,999 or less	4	15,093,652.27	1.49%	36	6.8255	1.062776	1.49 or less	31	617,566,234.26	60.87%	35	7.1223	1.220155
$5,000,000 to $9,999,999	12	77,700,000.00	7.66%	36	6.4920	1.565727	1.50 to 1.59	7	152,502,955.01	15.03%	36	6.9796	1.526803
$10,000,000 to $19,999,999	20	284,751,059.92	28.07%	35	6.9898	1.497495	1.60 to 1.69	4	40,000,000.00	3.94%	35	6.5890	1.640000
$20,000,000 to $29,999,999	9	184,660,000.00	18.20%	36	6.6453	1.681136	1.70 to 1.99	2	34,070,000.00	3.36%	37	6.6732	1.737787
$30,000,000 to $39,999,999	8	260,034,477.08	25.63%	36	7.2492	1.414249	2.00 or greater	12	170,350,000.00	16.79%	35	6.6959	2.279959
$40,000,000 to $49,999,999	0	0.00	0.00%	0	0.0000	0.000000	Totals	56	1,014,489,189.27	100.00%	35	6.9931	1.478149
$50,000,000 or higher	3	192,250,000.00	18.95%	33	7.2015	1.338166
Totals	56	1,014,489,189.27	100.00%	35	6.9931	1.478149
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
California	6	111,060,000.00	10.95%	36	7.3319	1.802811
							Industrial	21	218,542,013.79	21.54%	33	5.8590	2.105209
Connecticut	4	40,000,000.00	3.94%	35	6.5890	1.640000
							Lodging	5	162,770,000.00	16.04%	37	7.5973	1.166036
Florida	5	85,512,692.84	8.43%	36	6.7607	1.316048
							Mixed Use	8	95,000,000.00	9.36%	36	7.1448	1.522947
Georgia	11	208,500,000.00	20.55%	34	6.7945	1.293022
							Multi-Family	32	491,562,033.23	48.45%	36	6.4616	1.395375
Illinois	1	19,000,000.00	1.87%	33	5.7440	2.060000
							Office	10	227,601,608.53	22.44%	33	7.7316	1.402284
Kansas	2	12,494,983.78	1.23%	33	5.7440	2.060000
							Retail	5	116,125,000.00	11.45%	36	6.7622	1.757653
Kentucky	2	22,370,000.00	2.21%	33	6.4643	2.068494
							Totals	81	1,014,489,189.27	100.00%	35	6.9931	1.478149
Maryland	2	61,750,000.00	6.09%	36	6.0114	1.374615
Michigan	4	57,625,000.00	5.68%	35	6.8951	1.768460
Missouri	6	58,450,000.00	5.76%	36	6.1496	2.271976
Nebraska	1	24,460,000.00	2.41%	34	7.2990	2.040000
New Jersey	1	32,500,000.00	3.20%	36	6.9400	1.280000
New York	10	216,658,191.13	21.36%	37	6.8238	1.379547
North Carolina	1	10,550,000.00	1.04%	36	6.9840	1.410000
Ohio	1	15,000,000.00	1.48%	33	5.7440	2.060000
Pennsylvania	3	69,525,000.00	6.85%	35	7.2058	1.143323
South Carolina	5	31,019,188.52	3.06%	34	6.3982	1.856900
Texas	8	137,348,842.10	13.54%	35	6.8845	1.737128
Virginia	8	97,776,757.18	9.64%	35	7.1959	1.157704
Totals	81	1,014,489,189.27	100.00%	35	6.9931	1.478149

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999 or less	2	20,550,000.00	2.03%	33	5.7440	2.060000	12 months or less	3	37,951,757.18	3.74%	34	7.5300	0.760000
	6.00000 to 6.49999	23	336,342,432.09	33.15%	36	6.2677	1.526194	13 months to 24 months	41	768,109,477.08	75.71%	36	6.9516	1.450503
	6.50000 to 6.99999	13	206,060,000.00	20.31%	36	6.8363	1.517881	25 months to 36 months	12	208,427,955.01	20.55%	32	7.0485	1.710795
	7.00000 to 7.49999	8	195,995,000.00	19.32%	36	7.3522	1.614500	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	7.50000 to 7.99999	6	169,851,757.18	16.74%	32	7.7563	1.185712	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	8.00000 or greater	4	85,690,000.00	8.45%	36	8.1830	1.322270	Totals	56	1,014,489,189.27	100.00%	35	6.9931	1.478149
	Totals	56	1,014,489,189.27	100.00%	35	6.9931	1.478149
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	56	1,014,489,189.27	100.00%	35	6.9931	1.478149	Interest Only	52	945,222,955.01	93.17%	35	6.9897	1.514873
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	4	69,266,234.26	6.83%	35	7.0404	0.977003
	Totals	56	1,014,489,189.27	100.00%	35	6.9931	1.478149	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	1,014,489,189.27	100.00%	35	6.9931	1.478149
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		11	207,877,955.01	20.49%	33	6.8324	1.422419			No outstanding loans in this group
	12 months or less	41	765,311,234.26	75.44%	36	7.0732	1.445698
	13 months to 24 months	4	41,300,000.00	4.07%	37	6.3180	2.360000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,014,489,189.27	100.00%	35	6.9931	1.478149
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1	30510981	LO	New York	NY	Actual/360	7.380%	461,250.00	0.00	0.00	N/A	08/06/29	--	75,000,000.00	75,000,000.00	07/06/26
2A-1	30322591	MF	Atlanta	GA	Actual/360	6.348%	105,800.00	0.00	0.00	N/A	08/06/29	--	20,000,000.00	20,000,000.00	07/06/26
2A-2	30322592	MF	Atlanta	GA	Actual/360	6.348%	43,642.50	0.00	0.00	N/A	08/06/29	--	8,250,000.00	8,250,000.00	07/06/26
2A-3	30322593	MF	Atlanta	GA	Actual/360	6.348%	26,450.00	0.00	0.00	N/A	08/06/29	--	5,000,000.00	5,000,000.00	07/06/26
2A-4	30322594	MF	Atlanta	GA	Actual/360	6.348%	105,800.00	0.00	0.00	N/A	08/06/29	--	20,000,000.00	20,000,000.00	07/06/26
2A-5	30322595	MF	Atlanta	GA	Actual/360	6.348%	43,642.50	0.00	0.00	N/A	08/06/29	--	8,250,000.00	8,250,000.00	07/06/26
2A-6	30322596	MF	Atlanta	GA	Actual/360	6.348%	26,450.00	0.00	0.00	N/A	08/06/29	--	5,000,000.00	5,000,000.00	07/06/26
3A-1	30510830	OF	Brookhaven	GA	Actual/360	7.913%	428,620.83	0.00	0.00	N/A	10/06/28	--	65,000,000.00	65,000,000.00	07/06/26
4A-1	30510895	OF	Burlingame	CA	Actual/360	8.168%	240,411.47	0.00	0.00	N/A	07/06/29	--	35,320,000.00	35,320,000.00	07/06/26
4A-2	30510896	OF	Burlingame	CA	Actual/360	8.168%	129,326.67	0.00	0.00	N/A	07/06/29	--	19,000,000.00	19,000,000.00	07/06/26
5	30510927	MF	Aberdeen	MD	Actual/360	6.060%	263,862.50	0.00	0.00	N/A	07/06/29	--	52,250,000.00	52,250,000.00	07/06/26
6A-1	30322597	MF	St. Louis	MO	Actual/360	6.318%	105,300.00	0.00	0.00	N/A	08/06/29	--	20,000,000.00	20,000,000.00	07/06/25
6A-2	30322618	MF	Florissant	MO	Actual/360	6.318%	52,650.00	0.00	0.00	N/A	08/06/29	--	10,000,000.00	10,000,000.00	07/06/25
6A-3	30322619	MF	St. Louis	MO	Actual/360	6.318%	33,169.50	0.00	0.00	N/A	08/06/29	--	6,300,000.00	6,300,000.00	07/06/25
6A-4	30322620	MF	St. Louis	MO	Actual/360	6.318%	26,325.00	0.00	0.00	N/A	08/06/29	--	5,000,000.00	5,000,000.00	07/06/25
7A-1-2	30530316	RT	Frisco	TX	Actual/360	6.999%	116,650.00	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	07/01/26
7A-2-2	30530321	RT	Frisco	TX	Actual/360	6.999%	116,650.00	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	07/01/26
8A-4	30322598	MU	Norwalk	CT	Actual/360	6.589%	109,816.67	0.00	0.00	N/A	06/06/29	--	20,000,000.00	20,000,000.00	05/06/26
8A-5-1	30322599	MU	Norwalk	CT	Actual/360	6.589%	27,454.17	0.00	0.00	N/A	06/06/29	--	5,000,000.00	5,000,000.00	05/06/26
8A-5-2	30322600	MU	Norwalk	CT	Actual/360	6.589%	27,454.17	0.00	0.00	N/A	06/06/29	--	5,000,000.00	5,000,000.00	05/06/26
8A-6	30322601	MU	Norwalk	CT	Actual/360	6.589%	54,908.33	0.00	0.00	N/A	06/06/29	--	10,000,000.00	10,000,000.00	05/06/26
9A-2-2	30510775	OF	Arlington	VA	Actual/360	7.530%	125,433.67	14,820.31	0.00	N/A	05/06/29	--	19,989,429.35	19,974,609.04	05/06/26
9A-4	30510650	OF	Arlington	VA	Actual/360	7.530%	81,531.88	9,633.21	0.00	N/A	05/06/29	--	12,993,129.08	12,983,495.87	05/06/26
9A-1-2-B	30510847	OF	Arlington	VA	Actual/360	7.530%	31,358.42	3,705.07	0.00	N/A	05/06/29	--	4,997,357.34	4,993,652.27	05/06/26
10	30530310	LO	King of Prussia	PA	Actual/360	7.546%	228,895.33	0.00	0.00	N/A	07/06/29	--	36,400,000.00	36,400,000.00	07/06/26
11A-1	30322602	MF	Pasadena	TX	Actual/360	6.280%	0.00	0.00	0.00	N/A	05/06/29	--	19,155,210.91	19,155,210.91	04/06/25
11A-2	30322603	MF	Houston	TX	Actual/360	6.280%	0.00	0.00	0.00	N/A	05/06/29	--	14,222,744.10	14,222,744.10	04/06/25
12	30510933	RT	Marlboro	NJ	Actual/360	6.940%	190,850.00	0.00	0.00	N/A	07/06/29	--	33,000,000.00	33,000,000.00	07/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
13	30511013	OF	Tampa	FL	Actual/360	7.455%	201,906.25	0.00	0.00	N/A	08/06/29	--	32,500,000.00	32,500,000.00	07/06/26
14	30322605	MF	Brooklyn	NY	Actual/360	6.447%	168,412.90	32,734.78	0.00	N/A	07/06/29	--	31,347,211.86	31,314,477.08	07/06/26
15	30322606	RT	Bronx	NY	Actual/360	6.035%	155,904.17	0.00	0.00	N/A	08/06/29	--	31,000,000.00	31,000,000.00	07/06/26
16	30322607	MU	Grosse Pointe Woods MI		Actual/360	7.955%	202,189.58	0.00	0.00	N/A	07/06/29	--	30,500,000.00	30,500,000.00	07/06/26
17A-1	30510695	OF	Omaha	NE	Actual/360	7.299%	182,475.00	0.00	0.00	N/A	05/06/29	--	30,000,000.00	30,000,000.00	07/06/26
18	30510872	MF	Various	Various	Actual/360	6.984%	142,357.20	0.00	0.00	N/A	07/06/29	--	24,460,000.00	24,460,000.00	07/06/26
19A-12	30510624	IN	Various	Various	Actual/360	5.744%	50,499.33	0.00	0.00	N/A	04/06/29	--	10,550,000.00	10,550,000.00	07/06/26
19A-13	30510625	Various Various		Various	Actual/360	5.744%	47,866.67	0.00	0.00	N/A	04/06/29	--	10,000,000.00	10,000,000.00	07/06/26
20	30510937	MF	New York	NY	Actual/360	6.361%	107,076.83	0.00	0.00	N/A	08/01/29	--	20,200,000.00	20,200,000.00	07/01/26
21	30510951	MF	Jacksonville	FL	Actual/360	6.789%	113,150.00	0.00	0.00	N/A	07/06/29	--	20,000,000.00	20,000,000.00	07/06/26
22A-1	30322608	MF	Atlanta	GA	Actual/360	6.236%	34,427.92	0.00	0.00	N/A	08/06/29	--	6,625,000.00	6,625,000.00	07/06/26
22A-2	30322609	MF	Atlanta	GA	Actual/360	6.236%	15,590.00	0.00	0.00	N/A	08/06/29	--	3,000,000.00	3,000,000.00	07/06/26
22A-3	30322610	MF	Atlanta	GA	Actual/360	6.236%	34,427.92	0.00	0.00	N/A	08/06/29	--	6,625,000.00	6,625,000.00	07/06/26
22A-4	30322611	MF	Atlanta	GA	Actual/360	6.236%	15,590.00	0.00	0.00	N/A	08/06/29	--	3,000,000.00	3,000,000.00	07/06/26
23	30322612	IN	Los Angeles	CA	Actual/360	6.219%	98,467.50	0.00	0.00	N/A	07/06/29	--	19,000,000.00	19,000,000.00	07/06/26
24	30322613	LO	Amarillo	TX	Actual/360	8.125%	125,260.42	0.00	0.00	N/A	08/06/29	--	18,500,000.00	18,500,000.00	07/06/26
25	30510992	MF	Bronx	NY	Actual/360	6.691%	100,365.00	0.00	0.00	N/A	08/06/29	--	18,000,000.00	18,000,000.00	07/06/26
26A-1-1	30510949	MF	Tampa	FL	Actual/360	6.499%	81,237.50	0.00	0.00	N/A	07/06/29	--	15,000,000.00	15,000,000.00	07/06/26
27	30530324	OF	Roseville	CA	Actual/360	7.128%	82,387.80	0.00	0.00	N/A	08/06/29	--	13,870,000.00	13,870,000.00	07/06/26
28	30510920	MF	Bronx	NY	Actual/360	6.790%	76,387.50	0.00	0.00	N/A	07/06/29	--	13,500,000.00	13,500,000.00	07/06/26
29	30322614	RT	North Charleston	SC	Actual/360	7.290%	79,734.38	0.00	0.00	N/A	07/06/29	--	13,125,000.00	13,125,000.00	07/06/26
30	30510904	MU	New York	NY	Actual/360	6.879%	74,522.50	0.00	0.00	N/A	07/06/29	--	13,000,000.00	13,000,000.00	07/06/26
31	30510938	LO	Tyler	TX	Actual/360	8.330%	89,339.24	0.00	0.00	N/A	07/06/29	--	12,870,000.00	12,870,000.00	06/06/26
32	30322615	MU	New York	NY	Actual/360	7.260%	72,600.00	0.00	0.00	N/A	07/06/29	--	12,000,000.00	12,000,000.00	07/06/26
33A-2	30322616	MF	Northridge	CA	Actual/360	7.390%	61,583.33	0.00	0.00	N/A	06/06/29	--	10,000,000.00	10,000,000.00	07/06/26
34A-2-2	30510684	IN	Lexington	KY	Actual/360	7.440%	58,900.00	0.00	0.00	N/A	03/06/29	--	9,500,000.00	9,500,000.00	07/06/26
35	30322617	MF	Austin	TX	Actual/360	6.380%	38,014.17	0.00	0.00	N/A	07/06/29	--	7,150,000.00	7,150,000.00	07/06/26
36	30510946	MF	Brooklyn	NY	Actual/360	6.830%	23,335.83	0.00	0.00	N/A	07/06/29	--	4,100,000.00	4,100,000.00	05/06/26
Totals							5,737,712.55	60,893.37	0.00				1,014,550,082.64	1,014,489,189.27
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1	9,977,254.16	9,602,613.56	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	6,083,490.28	1,556,927.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-2	6,083,490.28	1,556,927.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,095,359.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-1	0.00	0.00	--	--	07/13/26	6,140,678.91	143,779.62	72,757.62	1,136,863.39	153,842.57	0.00
6A-2	0.00	0.00	--	--	07/13/26	3,069,705.48	71,883.03	36,382.14	568,438.50	0.00	0.00
6A-3	0.00	0.00	--	--	07/13/26	1,933,622.82	45,283.20	22,922.28	358,119.36	0.00	0.00
6A-4	0.00	0.00	--	--	07/13/26	1,535,486.72	35,948.31	18,187.73	284,212.47	0.00	0.00
7A-1-2	44,449,057.76	11,021,134.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-2-2	44,449,057.76	11,021,134.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-4	10,557,150.06	0.00	--	--	--	0.00	0.00	109,571.34	223,166.80	0.00	0.00
8A-5-1	10,557,150.06	0.00	--	--	--	0.00	0.00	27,392.84	55,791.71	0.00	0.00
8A-5-2	10,557,150.06	0.00	--	--	--	0.00	0.00	27,392.84	55,791.71	0.00	0.00
8A-6	10,557,150.06	0.00	--	--	--	0.00	0.00	54,785.66	111,583.40	0.00	0.00
9A-2-2	19,947,724.67	2,876,344.33	01/01/26	03/31/26	--	0.00	0.00	140,029.60	280,423.26	0.00	0.00
9A-4	19,947,724.67	2,876,344.33	01/01/26	03/31/26	--	0.00	0.00	91,019.24	182,275.12	0.00	0.00
9A-1-2-B	19,947,724.67	2,876,344.33	01/01/26	03/31/26	--	0.00	0.00	35,007.39	70,105.81	0.00	0.00
10	2,959,674.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-1	0.00	0.00	--	--	10/14/25	4,788,802.66	0.00	(215.02)	515,468.33	3,930,063.77	60,893.36
11A-2	0.00	0.00	--	--	10/14/25	3,555,685.93	0.00	(159.65)	382,735.25	0.00	0.00
12	3,103,035.31	757,894.33	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
13	3,516,384.22	1,003,702.26	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,037,315.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	4,026,653.60	3,910,100.46	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-1	10,481,419.03	2,699,292.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,698,972.82	509,405.01	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19A-12	28,308,804.61	7,247,685.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19A-13	28,308,804.61	7,247,685.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,783,339.50	572,378.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,017,948.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A-1	1,464,243.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A-2	1,464,243.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A-3	1,464,243.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A-4	1,464,243.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,097,587.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,348,494.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,641,254.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A-1-1	2,648,375.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,732,980.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,163,452.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,059,243.03	407,896.72	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,089,275.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,155,012.41	1,251,937.52	04/01/25	03/31/26	--	0.00	0.00	89,312.43	89,312.43	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33A-2	5,946,052.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34A-2-2	13,407,140.80	3,454,625.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	588,232.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	358,546.82	0.00	--	--	--	0.00	0.00	23,289.81	47,432.15	0.00	0.00
Totals	348,544,457.49	72,450,372.40				21,023,982.52	296,894.16	747,676.26	4,361,719.69	4,083,906.34	60,893.36

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/26	8	82,051,757.18	0	0.00	6	74,677,955.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.993121%	6.978124%	35
06/17/26	0	0.00	0	0.00	6	74,677,955.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.993118%	6.978121%	36
05/15/26	0	0.00	0	0.00	6	74,677,955.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.993114%	6.978117%	37
04/17/26	0	0.00	0	0.00	6	74,677,955.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.993097%	6.978100%	38
03/17/26	1	12,870,000.00	0	0.00	6	74,677,955.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.993082%	6.978085%	39
02/18/26	1	12,870,000.00	0	0.00	6	74,677,955.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.993059%	6.978062%	40
01/16/26	1	12,870,000.00	0	0.00	6	74,677,955.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.993045%	6.978048%	41
12/17/25	0	0.00	0	0.00	6	74,677,955.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.993031%	6.978034%	42
11/18/25	0	0.00	0	0.00	6	74,677,955.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.993014%	6.978017%	43
10/20/25	0	0.00	4	41,300,000.00	2	33,377,955.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.993000%	6.978003%	44
09/17/25	5	54,170,000.00	0	0.00	2	33,377,955.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.992983%	6.977987%	45
08/15/25	4	41,300,000.00	0	0.00	2	33,377,955.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.992970%	6.977973%	46
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6A-1	30322597	07/06/25	11	6	72,757.62	1,136,863.39	176,356.19	20,000,000.00	10/08/25	9
6A-2	30322618	07/06/25	11	6	36,382.14	568,438.50	0.00	10,000,000.00	10/08/25	9
6A-3	30322619	07/06/25	11	6	22,922.28	358,119.36	0.00	6,300,000.00	10/08/25	9
6A-4	30322620	07/06/25	11	6	18,187.73	284,212.47	0.00	5,000,000.00	10/08/25	9
8A-4	30322598	05/06/26	1	1	109,571.34	223,166.80	0.00	20,000,000.00
8A-5-1	30322599	05/06/26	1	1	27,392.84	55,791.71	0.00	5,000,000.00
8A-5-2	30322600	05/06/26	1	1	27,392.84	55,791.71	0.00	5,000,000.00
8A-6	30322601	05/06/26	1	1	54,785.66	111,583.40	0.00	10,000,000.00
9A-2-2	30510775	05/06/26	1	1	140,029.60	280,423.26	0.00	20,000,000.00
9A-4	30510650	05/06/26	1	1	91,019.24	182,275.12	0.00	13,000,000.00
9A-1-2-B	30510847	05/06/26	1	1	35,007.39	70,105.81	0.00	5,000,000.00
11A-1	30322602	04/06/25	14	6	(215.02)	515,468.33	4,464,473.45	19,155,210.91	03/17/25	98
11A-2	30322603	04/06/25	14	6	(159.65)	382,735.25	0.00	14,222,744.10	03/17/25	98
31	30510938	06/06/26	0	B	89,312.43	89,312.43	0.00	12,870,000.00
36	30510946	05/06/26	1	1	23,289.81	47,432.15	0.00	4,100,000.00
Totals					747,676.26	4,361,719.69	4,640,829.64	169,647,955.01
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		678,369,189	562,939,477	115,429,712		0
37 - 48 Months		336,120,000	294,820,000	41,300,000		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-26	1,014,489,189	857,759,477	82,051,757	0	74,677,955	0
Jun-26	1,014,550,083	939,872,128	0	0	74,677,955	0
May-26	1,014,597,138	939,919,183	0	0	74,677,955	0
Apr-26	1,014,629,554	939,951,599	0	0	74,677,955	0
Mar-26	1,014,656,197	927,108,242	12,870,000	0	74,677,955	0
Feb-26	1,014,699,511	927,151,556	12,870,000	0	74,677,955	0
Jan-26	1,014,725,768	927,177,813	12,870,000	0	74,677,955	0
Dec-25	1,014,751,880	940,073,925	0	0	74,677,955	0
Nov-25	1,014,783,469	940,105,514	0	0	74,677,955	0
Oct-25	1,014,809,263	940,131,308	0	41,300,000	33,377,955	0
Sep-25	1,014,840,545	927,292,590	54,170,000	0	33,377,955	0
Aug-25	1,014,866,024	940,188,069	41,300,000	0	33,377,955	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6A-1	30322597	20,000,000.00	20,000,000.00	34,000,000.00	03/26/26	3,017,245.07	2.36000	12/31/24	08/06/29	I/O
6A-2	30322618	10,000,000.00	10,000,000.00	34,000,000.00	03/26/26	3,017,245.07	2.36000	12/31/24	08/06/29	I/O
6A-3	30322619	6,300,000.00	6,300,000.00	34,000,000.00	03/26/26	3,017,245.07	2.36000	12/31/24	08/06/29	I/O
6A-4	30322620	5,000,000.00	5,000,000.00	34,000,000.00	03/26/26	3,017,245.07	2.36000	12/31/24	08/06/29	I/O
11A-1	30322602	19,155,210.91	19,155,210.91	72,700,000.00	12/13/23	5,149,753.00	1.52000	--	05/06/29	I/O
11A-2	30322603	14,222,744.10	14,222,744.10	72,700,000.00	12/13/23	5,149,753.00	1.52000	--	05/06/29	I/O
Totals		74,677,955.01	74,677,955.01	281,400,000.00		22,368,486.28

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6A-1	30322597	MF	MO	10/08/25	9

6/12/2026 - The loan transferred to special servicing on 10/8/2025 due to Payment Default. The subject is a three-property multifamily portfolio totaling 593 units. All three properties are located in the St. Louis, MO MSA. Average occupancy for the portf olio as of March 2026 was 45.8%. Updated financials have been requested. A PNL has been executed, and a Default/Demand letter has been sent. The Borrower has engaged a Borrower rep. The Borrower rep has recently submitted a proposal that is currently unde r review by the special servicer. A February 2026 site inspection found the properties to be in fair-to-poor condition, with several areas of deferred maintenance that have started to be addressed.

6A-2	30322618	MF	MO	10/08/25	9

6/12/2026 - The loan transferred to special servicing on 10/8/2025 due to Payment Default. The subject is a three-property multifamily portfolio totaling 593 units. All three properties are located in the St. Louis, MO MSA. Average occupancy for the portf olio as of March 2026 was 45.8%. Updated financials have been requested. A PNL has been executed, and a Default/Demand letter has been sent. The Borrower has engaged a Borrower rep. The Borrower rep has recently submitted a proposal that is currently unde r review by the special servicer. A February 2026 site inspection found the properties to be in fair-to-poor condition, with several areas of deferred maintenance that have started to be addressed.

6A-3	30322619	MF	MO	10/08/25	9

6/12/2026 - The loan transferred to special servicing on 10/8/2025 due to Payment Default. The subject is a three-property multifamily portfolio totaling 593 units. All three properties are located in the St. Louis, MO MSA. Average occupancy for the portf olio as of March 2026 was 45.8%. Updated financials have been requested. A PNL has been executed, and a Default/Demand letter has been sent. The Borrower has engaged a Borrower rep. The Borrower rep has recently submitted a proposal that is currently unde r review by the special servicer. A February 2026 site inspection found the properties to be in fair-to-poor condition, with several areas of deferred maintenance that have started to be addressed.

6A-4	30322620	MF	MO	10/08/25	9

6/12/2026 - The loan transferred to special servicing on 10/8/2025 due to Payment Default. The subject is a three-property multifamily portfolio totaling 593 units. All three properties are located in the St. Louis, MO MSA. Average occupancy for the portf olio as of March 2026 was 45.8%. Updated financials have been requested. A PNL has been executed, and a Default/Demand letter has been sent. The Borrower has engaged a Borrower rep. The Borrower rep has recently submitted a proposal that is currently unde r review by the special servicer. A February 2026 site inspection found the properties to be in fair-to-poor condition, with several areas of deferred maintenance that have started to be addressed.

11A-1	30322602	MF	TX	03/17/25	98

6/12/2026 - The loan transferred to special servicing on 3/17/2025 due to Payment Default. The loan is secured by two multifamily properties in Houston, Texas. The Pointe Apartments is a 518-unit garden style multi-family property, consisting of

47 two-st ory residential buildings, located in Pasadena, TX. Oak Shadows Apartments is a 182-unit garden style multifamily property, consisting of 9 two-story residential buildings, located in Houston, TX. April 2025 site inspections found the collateral in fair t o poor condition. The servicing for the Loan switched special servicers in November 2025. A title search found liens that were senior to the Trust''s existing loan. A title claim has been filed, and a trial for the matter is scheduled for December 2026. A lawsuit against the loan''s guarantor has also been filed. In May 2026, a Notice of Material Defect and Repurchase Demand was sent by the special servicer to the mortgage loan originator.

11A-2	30322603	MF	TX	03/17/25	98

6/12/2026 - The loan transferred to special servicing on 3/17/2025 due to Payment Default. The loan is secured by two multifamily properties in Houston, Texas. The Pointe Apartments is a 518-unit garden style multi-family property, consisting of

47 two-st ory residential buildings, located in Pasadena, TX. Oak Shadows Apartments is a 182-unit garden style multifamily property, consisting of 9 two-story residential buildings, located in Houston, TX. April 2025 site inspections found the collateral in fair t o poor condition. The servicing for the Loan switched special servicers in November 2025. A title search found liens that were senior to the Trust''s existing loan. A title claim has been filed, and a trial for the matter is scheduled for December 2026. A lawsuit against the loan''s guarantor has also been filed. In May 2026, a Notice of Material Defect and Repurchase Demand was sent by the special servicer to the mortgage loan originator.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6A-1	0.00	0.00	4,166.67	0.00	0.00	32,317.88	0.00	0.00	0.00	0.00	0.00	0.00
6A-2	0.00	0.00	2,083.33	0.00	0.00	16,155.61	0.00	0.00	0.00	0.00	0.00	0.00
6A-3	0.00	0.00	1,312.50	0.00	0.00	10,176.50	0.00	0.00	0.00	0.00	0.00	0.00
6A-4	0.00	0.00	1,041.67	0.00	0.00	8,081.14	0.00	0.00	0.00	0.00	0.00	0.00
11A-1	0.00	0.00	3,990.67	0.00	0.00	0.00	0.00	100,245.60	268.59	0.00	0.00	0.00
11A-2	0.00	0.00	2,963.07	0.00	0.00	0.00	0.00	74,432.36	124.64	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	30.97	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	497.02	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(90.84)	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(62.92)	0.00	0.00	0.00
Total	0.00	0.00	15,557.91	0.00	0.00	66,731.13	0.00	174,677.96	767.46	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		257,734.46

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Supplemental Notes
None

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